Other operating income	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Other operating income
11.	Other operating income
The amount of $1.9 million included within “Other operating income” in the unaudited interim condensed consolidated statements of comprehensive income relates the collection of a claim in connection with repairs undertaken
in prior years.